CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2015	$ 54,432	$ 1,053	$ 83,201	$ (29,822)
Balance (in shares) at Dec. 31, 2015		15,493,615
Exercise of options	17	$ 0	17	0
Exercise of options (in shares)		2,500
Stock- based compensation	599	$ 0	599	0
Treasury shares acquired	(2,379)	$ (29)	(2,350)
Treasury shares acquired (in shares)		(475,610)
Net loss	(1,431)	$ 0	0	(1,431)
Balance at Jun. 30, 2016	51,238	$ 1,024	81,467	(31,253)
Balance (in shares) at Jun. 30, 2016		15,020,505
Balance at Dec. 31, 2016	38,724	$ 1,024	81,515	(43,815)
Balance (in shares) at Dec. 31, 2016		14,938,339
Exercise of options	0	$ 0	0	0
Exercise of options (in shares)		0
Stock- based compensation	331	$ 0	331	0
Net loss	(2,657)	0	0	(2,657)
Balance at Jun. 30, 2017	$ 36,398	$ 1,024	$ 81,846	$ (46,472)
Balance (in shares) at Jun. 30, 2017		14,938,339